Changes in accounting policies, comparability and transition effects from adoption IFRS 9	12 Months Ended
Dec. 31, 2018
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Transition effects of the initial application of IFRS 9 accounting standard

c) Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments

1) Introduction

Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which replaced IAS 39, Financial Instruments: Recognition and Measurement, and substantially changed accounting and financial reporting in three key areas: classification and measurement of financial assets, impairment and hedge accounting. In addition, UBS early adopted the Amendment to IFRS 9, Prepayment Features with Negative Compensation, issued in October 2017, which allows the Group to continue to apply amortized cost accounting to Swiss private mortgages and corporate loans that provide for two-way compensation if a prepayment occurs. The Group has retained hedge accounting under IAS 39 as permitted and early adopted the own credit requirements of IFRS 9 during the first quarter of 2016.

As permitted by the transitional provisions of IFRS 9, UBS elected not to restate comparative figures. Any effect on the carrying amounts of financial assets and liabilities at the date of transition to IFRS 9 was recognized as an adjustment to opening retained earnings. The detailed effects of the adoption of IFRS 9 on 1 January 2018 are presented in this Note and the updated accounting policies for classification and measurement of financial instruments and impairment of financial assets as applied from 1 January 2018 are presented in Note 1a.

2) Transition effect

The adoption of IFRS 9 effective 1 January 2018 has resulted in a reduction to IFRS consolidated equity as of 1 January 2018 of USD 591 million. This effect is comprised of classification and measurement changes of USD 360 million on a pre-tax basis and USD 300 million net of tax, as well as effects from the implementation of impairment requirements based on an expected credit loss (ECL) methodology of USD 357 million on a pre-tax basis and USD 291 million net of tax.

  Refer to the 31 December 2018 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors for more information on the effect of the IFRS 9 transition on UBS’s capital adequacy

3) Governance

The implementation of IFRS 9 has been a key strategic initiative for UBS implemented under the joint sponsorship of the Group Chief Financial Officer and the Group Chief Risk Officer. The incorporation of forward-looking information into the ECL calculation and the definition and assessment of what constitutes a significant increase in credit risk (SICR) are inherently subjective and involve the use of significant expert judgment. Therefore, UBS has developed a front-to-back governance framework over the ECL calculation process jointly owned by the Group Chief Financial Officer and the Group Chief Risk Officer and has designed controls to meet the requirements of the Sarbanes-Oxley Act. UBS has efficient credit risk management processes in place that continue to be applicable and aim to ensure that the effects of economic developments are appropriately considered, mitigation actions are taken where required and risk appetite is reassessed and adjusted as needed.

  Refer to the “Risk management and control” section of this report for more information

4) Retrospective amendments to UBS Group balance sheet presentation

Although the effect of IFRS 9 classification and measurement changes has been applied prospectively, UBS has made a series of changes to the presentation of its balance sheet to facilitate comparability, with information for periods ending before 1 January 2018 being presented in this revised structure. The primary changes include:

  IAS 39-specific asset categories, such as Financial assets held to maturity and Financial assets available for sale, have been superseded by the new categories Financial assets measured at amortized cost and Financial assets measured at fair value through other comprehensive income.
  A new line, Financial assets at fair value not held for trading, has been created to accommodate in particular financial assets previously designated at fair value, all of which are mandatorily classified at fair value through profit or loss under IFRS 9.
  Other assets and Other liabilities have been split into those measured at amortized cost, measured at fair value through profit or loss and other non-financial assets and liabilities.
  Cash collateral on securities borrowed and Reverse repurchase agreements have been combined into a single line, Receivables from securities financing transactions. Similarly, Cash collateral on securities lent and Repurchase agreements have been combined into a single line, Payables from securities financing transactions.
  Finance lease receivables, previously presented within Loans, are now presented within Other financial assets measured at amortized cost.
  Precious metal positions previously presented in Trading portfolio assets are now presented within the new line Other non-financial assets.
  Financial liabilities designated at fair value have been split into two lines: Debt issued designated at fair value and Other financial liabilities designated at fair value.

The table below illustrates the revised balance sheet presentation of assets and liabilities as of 31 December 2017 in comparison with the presentation in the Annual Report 2017. The presentation of the components of equity has not changed, and therefore, for illustration purposes, total liabilities and equity are presented in a single line in the table. The table does not reflect any of the effects of adopting the classification and measurement requirements of IFRS 9, which are presented in the “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9” table in this Note.

Retrospective amendments to UBS Group balance sheet presentation as of 31 December 2017
USD million		31.12.17	31.12.17
Assets	References	Former presentation	Revised presentation
Cash and balances at central banks		90,045	90,045
Loans and advances to banks (formerly: Due from banks)		14,094	14,094
Receivables from securities financing transactions (new line)	1		91,951
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	1	12,714
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	1	79,238
Cash collateral receivables on derivative instruments		24,040	24,040
Loans and advances to customers (formerly: Loans)	2	327,833	326,746
Financial assets held to maturity (superseded)	3	9,403
Other financial assets measured at amortized cost (new line)	2, 3, 7		37,815
Total financial assets measured at amortized cost			584,691
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	4	134,087	129,407
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,277	36,277
Derivative financial instruments (formerly: Positive replacement values)		121,285	121,285
Brokerage receivables (new line, formerly included within Other assets)		n/a	n/a
Financial assets at fair value not held for trading (new line)	5		60,457
Financial assets designated at fair value	5	60,457
Total financial assets measured at fair value through profit or loss			311,148
Financial assets available for sale (superseded)	6	8,889
Financial assets measured at fair value through other comprehensive income (new line)	6		8,889
Investments in associates		1,045	1,045
Property, equipment and software		9,057	9,057
Goodwill and intangible assets		6,563	6,563
Deferred tax assets		10,056	10,056
Other non-financial assets (new line)	4, 7		7,830
Other assets (superseded)	7	30,474
Total assets		939,279	939,279

Liabilities
Amounts due to banks		7,728	7,728
Payables from securities financing transactions (new line)	8		17,485
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	8	1,835
Repurchase agreements (newly included in Payables from securities financing transactions)	8	15,650
Cash collateral payables on derivative instruments		31,029	31,029
Customer deposits (formerly: Due to customers)		419,577	419,577
Debt issued measured at amortized cost		143,160	143,160
Other financial liabilities measured at amortized cost (new line)	10		37,276
Total financial liabilities measured at amortized cost			656,255
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)		31,251	31,251
Derivative financial instruments (formerly: Negative replacement values)		119,137	119,137
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)		n/a	n/a
Financial liabilities designated at fair value (superseded)	9	55,604
Debt issued designated at fair value (new line)	9		50,782
Other financial liabilities designated at fair value (new line)	9, 10		16,643
Total financial liabilities measured at fair value through profit or loss			217,813
Provisions		3,214	3,214
Other non-financial liabilities (new line)	10		9,443
Other liabilities (superseded)	10	58,540
Total liabilities		886,725	886,725
Total liabilities and equity		939,279	939,279

Explanatory footnotes to the table “Retrospective amendments to UBS Group balance sheet presentation”

Table ref.

Description of presentation changes applied retrospectively to the balance sheet as of 31 December 2017

Balance sheet assets

1

Cash collateral on securities borrowed of USD 12,714 million and reverse repurchase agreements of USD 79,238 million as of 31 December 2017 are now presented as a total of USD 91,951 million within a single line, Receivables from securities financing transactions.

2

Finance lease receivables of USD 1,086 million as of 31 December 2017, previously presented within Loans, are now presented within Other financial assets measured at amortized cost.

3

Financial assets held to maturity measured at amortized cost of USD 9,403 million as of 31 December 2017 are now presented within Other financial assets measured at amortized cost.

4

Precious metal positions of USD 4,681 million as of 31 December 2017, previously presented in Trading portfolio assets, are now presented within Other non-financial assets.

5

Financial assets designated at fair value through profit or loss of USD 60,457 million as of 31 December 2017, previously presented in a separate line, are now presented within Financial assets at fair value not held for trading.

6

Debt and equity instruments of USD 8,889 million as of 31 December 2017, previously presented in Financial assets available for sale, are now presented within Financial assets measured at fair value through other comprehensive income.

7

The reporting line Other assets has been split into two new reporting lines, Other financial assets measured at amortized cost and Other non-financial assets.

  Assets of USD 30,474 million as of 31 December 2017, previously presented within Other assets, are now presented within Other financial assets measured at amortized cost (USD 27,325 million) and Other non-financial assets (USD 3,149 million).
  Financial assets now presented within Other financial assets measured at amortized cost include brokerage receivables of USD 19,573 million, debt securities of USD 9,403 million, loans to financial advisors of USD 3,199 million and other assets amounting to USD 5,639 million. Refer to Note 17a for more information.
  Refer to Note 17b for more information on assets now presented within Other non-financial assets.

Balance sheet liabilities

8

Cash collateral on securities lent of USD 1,835 million and repurchase agreements of USD 15,650 million as of 31 December 2017 are now presented within a single line, Payables from securities financing transactions.

9

Financial liabilities designated at fair value through profit or loss of USD 55,604 million as of 31 December 2017 are now presented within Debt issued designated at fair value (USD 50,782 million) and Other financial liabilities designated at fair value (USD 4,822 million).

10

The reporting line Other liabilities has been split into three new reporting lines, Other financial liabilities measured at amortized cost, Other financial liabilities designated at fair value and Other non-financial liabilities.

  Liabilities amounting to USD 58,540 million as of 31 December 2017, previously presented within Other liabilities, are now presented within Other financial liabilities measured at amortized cost (USD 37,277 million, thereof USD 30,413 million brokerage payables), within Other financial liabilities designated at fair value (amounts due under unit-linked investment contracts of USD 11,821 million) and within Other non-financial liabilities (USD 9,443 million).
  Refer to Note 22a for more information on financial liabilities now presented within Other financial liabilities measured at amortized cost.
  Refer to Note 22b for more information on financial liabilities now presented within Other financial liabilities designated at fair value.
  Refer to Note 22c for more information on liabilities now presented within Other non-financial liabilities.

5) Transition to IFRS 9 as of 1 January 2018

Transition to classification and measurement requirements

As set out in the amended accounting policies in Note 1a, IFRS 9 requires all financial assets, except equity instruments and derivatives, to be classified at amortized cost, at fair value through other comprehensive income or at fair value through profit or loss (FVTPL), based on the business model for managing the respective assets and their contractual cash flow characteristics.

Changes resulting from the application of IFRS 9 classification and measurement requirements as of 1 January 2018 have been applied as follows:

  Determination of the business model was made based on facts and circumstances as of the 1 January 2018 transition date;
  De-designations and new designations of financial instruments at FVTPL, pursuant to transition requirements of IFRS 9, have been carried out as of 1 January 2018. These reassessments resulted in:

i. the de-designation of certain financial assets designated at FVTPL, as they are managed on a fair value basis, and therefore mandatorily measured at fair value, or are no longer managed on a fair value basis but held to collect the contractual cash flows and therefore measured at amortized cost; and

ii. the new designations of financial liabilities at FVTPL (e.g., brokerage payables) in order to achieve measurement consistency with associated financial assets that are mandatorily measured at FVTPL (e.g., brokerage receivables).

For UBS, the most significant IFRS 9 classification and measurement changes on transition to IFRS 9 were as follows:

  financial assets that no longer qualify for amortized cost accounting under IFRS 9 have been classified at FVTPL because their cash flow characteristics do not satisfy the solely payments of principal and interest criterion (e.g., auction rate securities and certain brokerage receivables);
  lending arrangements that no longer qualify for amortized cost accounting under IFRS 9 are classified at FVTPL because the business model within which they are managed does not have an objective to hold financial assets in order to collect the contractual cash flows or to collect contractual cash flows and sell (e.g., certain Investment Bank lending arrangements);
  equity instruments classified as available for sale under IAS 39 are classified at FVTPL under IFRS 9; and
  financial liabilities are newly designated under IFRS 9 at FVTPL, from amortized cost accounting, to align with conclusions reached for associated financial assets that will be measured at FVTPL (e.g., brokerage payables).

Effect on UBS Group income statement presentation

Upon adoption of IFRS 9, the reclassification of auction rate securities, certain loans in the Investment Bank, certain repurchase agreements and brokerage balances from amortized cost to FVTPL has resulted in the interest income from these instruments moving from Interest income (expense) from financial instruments measured at amortized cost to Interest income (expense) from financial instruments measured at fair value through profit or loss. These changes have been applied prospectively from 1 January 2018.

Effect on UBS Group statement of cash flows

Following the adoption of IFRS 9, changes have been made to the statement of cash flows to reflect the changes arising from financial instruments that have been reclassified on the balance sheet. In particular, cash flows from certain financial assets previously measured as available-for-sale assets at fair value through other comprehensive income have been reclassified from investing activities to operating activities as the assets are measured at fair value through profit or loss effective 1 January 2018.

Transition to expected credit loss requirements

As set out in the Group’s amended accounting policies in Note 1a), IFRS 9 introduced a forward-looking ECL approach, which is intended to result in an earlier recognition of credit losses compared with the incurred-loss impairment approach for financial instruments under IAS 39 and the loss-provisioning approach for financial guarantees and loan commitments under IAS 37, Provisions, Contingent Liabilities and Contingent Assets.

The majority of ECL calculated as of the transition date relate to the private and commercial mortgage portfolio and corporate lending in Switzerland within Personal & Corporate Banking.

Models at transition

For the purpose of implementing ECL under IFRS 9, UBS has leveraged existing Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models.

Existing models have been adapted and 29 new models have been developed for the ECL calculation that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that the probabilities of default (PD) and the loss given default (LGD) used in the ECL calculation are point-in-time-based as opposed to the corresponding Basel III through-the-cycle (TTC) parameters. Management adjustments have also been made. UBS has leveraged its existing model risk framework, including the key model validation control executed by Model Risk Management & Control. New and revised models have been approved by UBS’s Group Model Governance Board.

The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III remain unchanged.

  Refer to “Credit risk models” in the “Risk management and control” section of this report for more information

Scenarios and scenario weights at transition

As outlined in Note 1a, UBS uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. ECL calculated on transition have been determined for each of the scenarios and subsequently weighted based on the probabilities in the table “Economic scenarios and weights applied.”

Economic scenarios and weights applied

ECL scenario

Assigned weights in % (1.1.18)

Upside

20.0

Baseline

42.5

Mild downside

30.0

Severe downside

7.5

  Refer to Note 23b for information on weights applied to economic scenarios as at 31 December 2018

UBS has established IFRS 9 ECL Scenario and Operating Committees to propose and approve the selection of the scenarios and weights to be applied and to monitor whether appropriate governance exists.

Macroeconomic and other factors at transition

Assumptions around the most important forward-looking economic factors for Switzerland, the US and other regions as applied in each of the economic scenarios to determine ECL at the date of transition can be summarized as follows.

For the baseline scenario, which is modeled along our business plan assumptions of a continuation of overall important global growth, Swiss GDP growth remains between 1% and 2% annually over the three years of the scenario. Moderate growth results in a very mild increase of unemployment, which stabilizes at around 3.5%. Asset price growth is also moderate, with the Swiss equity price index rising approximately 8% annually, while house prices grow by less than 1% annually. Policy rates, short-term interest rates and government bond yields increase very gradually over the three years of the scenario by approximately 50 basis points. GDP growth in the US remains relatively stable, and faster than in Switzerland. Monetary policy tightens at a similar pace to Switzerland and, combined with a modest decline in the unemployment rate, helps to keep inflation in check. US equity prices slightly underperform their Swiss counterparts, while house prices outperform relatively stagnant Swiss house price growth. In the rest of the world, growth remains buoyant, with moderating growth in both Europe and China contrasting with accelerating growth in other emerging markets.

In the upside scenario, which assumes GDP growth rising above trend in most countries with only a moderate rise in inflation and ongoing accommodative monetary policies, GDP growth in Switzerland peaks at around 5% annually. Strong growth leads to a decline in unemployment to very low levels (below 1%) by 2020. Asset prices grow at a robust pace, with equity prices increasing approximately 10% annually and house prices (single-family homes) rising approximately 4% annually. Policy and short-term interest rates remain low over the entire scenario, while government bond yields experience a sustained increase. In the US and the rest of the world, the scenario shows broadly similar features, with growth accelerating in Year 1 before steadily returning toward trend by Year 3. Specifically in the US, GDP growth accelerates at a slightly faster pace than in Switzerland, although the US experiences a slightly less substantial improvement in the unemployment rate by Year 3. The degree of policy tightening is marginally greater over the scenario horizon and, as in Switzerland, long-term government bond yields rise more significantly than short-term rates, and to a greater degree.

The mild downside scenario is based on a monetary policy tightening assumption, implemented to deflate a potential asset price bubble, causing Swiss GDP to decline by almost 1% in the first year of the scenario. The unemployment rate rises to roughly 5%. Equity prices fall by more than 20% over three years, while house prices decline by 15% over the same period. The fall of the nominal asking rent index, which is cushioned by higher interest rates, is more moderate than the decline in house prices. Short-term interest rates rise significantly as a result of monetary tightening, as well as government bond yields. In this scenario, inflation in the US accelerates rapidly, leading to a sharp rise in short-term interest rates, with a similar development in Switzerland. GDP growth and house prices decline at a similar rate in the US and Switzerland. In the rest of the world, growth is also weighed down, particularly in more vulnerable emerging markets such as Russia, Turkey and Brazil, as interest rates and credit spreads rise sharply.

The severe downside scenario is modeled to mimic a severe recession caused by an event affecting Switzerland’s competitiveness in key export markets, with Swiss GDP shrinking almost 7% in the first year of the scenario. The severe recession results in a substantial increase in unemployment, which peaks at around 9%. Asset prices plummet, with the Swiss equity index falling more than 55% over three years, and house prices declining 27% over the same period. Policy and short-term interest rates remain low over the entire scenario horizon. US GDP and unemployment deteriorate by a lesser degree than in Switzerland, and while house and equity prices decline sharply, the effects are also less severe than in Switzerland. With more scope to cut rates than the Swiss National Bank, short-term rates fall in the US. In the rest of the world, growth also slows sharply, particularly in the eurozone and neighboring emerging markets, such as Turkey and Russia.

  Refer to Note 23 for more information

ECL measurement period at transition

As set out in Note 1a, for the majority of ECL-relevant instruments, the contractual maturity is used to calculate the measurement period, with this capped at 12 months when stage 1 ECL are required. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit cards and 12 months for master credit facilities. UBS’s ECL-relevant financial instruments have relatively short average maturities, which significantly contribute to the level of ECL on transition.

SICR determination at transition

The identification of instruments for which a significant increase in credit risk (SICR) has been determined since initial recognition, and the corresponding allocation to stage 2 at transition, generally follow the principles described in the relevant accounting policy provided in Note 1a. Furthermore, the following principles have been applied.

General: In estimating the retrospective lifetime PDs, the economic conditions over the relevant prior periods and the general significant uncertainty inherent in such approximation have been considered to determine the allocation of instruments to stage 2 at transition.

Real estate financing: The Basel III rating methodology applied to the majority of income-producing real estate financings within Personal & Corporate Banking, which is leveraged for IFRS 9 ECL calculations, was significantly changed in 2017. As a consequence, there is no comparable rating on origination to determine whether an SICR has arisen over time. As permitted by the IFRS 9 transition requirements, a lifetime ECL allowance has therefore been recognized for certain real estate financing positions and will continue to be recognized until the positions are derecognized.

Other portfolios, including private mortgages and commercial SME clients: The Basel III rating models for other key portfolios in Personal & Corporate Banking, in particular for private client mortgages and commercial clients in the small and medium-sized enterprise segment, have recently been subject to a major redesign. While the methodology remained essentially the same and the calibration to the portfolios’ average TTC PD value unchanged, the effect on the stage allocation is significant. This is due to the fact that the introduction of new models has led to a broader and different distribution of borrowers across the rating spectrum; while there was no material effect on those counterparties with an uplift in their rating, some of those that had a downward shift in their rating triggered the SICR threshold and a reclassification into stage 2 at transition.

Overview of transition effects

The table on the following pages provides a detailed overview of the IFRS 9 transition effects as of 1 January 2018. This includes:

  reclassification of IAS 39 carrying amounts to the new categories applicable under IFRS 9;
  remeasurement of carrying amounts due to reclassification (any remeasurement to fair value and / or reversal of IAS 39 allowances or IAS 37 provisions for assets moving from amortized cost to fair value); and
  recognition of IFRS 9 ECL for in-scope assets, off-balance sheet positions and other credit lines.

The following table also includes the effects recognized for deferred tax assets and therefore the total effect provided in Retained earnings in the table is net of tax effects. Explanatory footnotes set out after the table provide additional details on these changes.

Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
	31.12.17		1.1.18
USD million	Classification underIAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount(IFRS 9)

Assets
Cash and balances at central banks	Loans and receivables	90,045			0	90,045
Loans and advances to banks	Loans and receivables	14,094	(17)		(3)[12]	14,074
to: Brokerage receivables	Loans and receivables		(17)[1]
Receivables from securities financing transactions	Loans and receivables	91,951	(5,085)		(2)[12]	86,864
to: Financial assets at fair value not held for trading	Loans and receivables		(5,085)[2]
Cash collateral receivables on derivative instruments	Loans and receivables	24,040			0	24,040
Loans and advances to customers	Loans and receivables	326,746	(8,024)	0	(241)[12]	318,480
to: Financial assets at fair value not held for trading	Loans and receivables		(2,747)[3]
to: Brokerage receivables	Loans and receivables		(4,812)[1]
to: Financial assets at fair value held for trading	Loans and receivables		(480)[4]
from: Financial assets at fair value not held for trading	FVTPL (designated)		9[5]	0
from: Financial assets at fair value held for trading	FVTPL (held for trading)		6[5]
Other financial assets measured at amortized cost	Loans and receivables, held to maturity	37,815	(19,004)	0	(36)[12]	18,775
to: Brokerage receivables	Loans and receivables		(19,573)[1]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		569[6]	0
Total financial assets measured at amortized cost		584,691	(32,131)	0	(282)	552,277
Financial assets at fair value held for trading	FVTPL (held for trading)	129,407	(11,135)	(16)		118,256
to: Loans and advances to customers	FVTPL (held for trading)		(6)[5]
to: Financial assets at fair value not held for trading	FVTPL (held for trading)		(11,609)[7]
from: Loans and advances to customers	Loans and receivables		480[4]	(16)[4]
of which: assets pledged as collateral that may be sold or repledged by counterparties	FVTPL (held for trading)	36,277				36,277
Derivative financial instruments	FVTPL (derivatives)	121,285				121,285
Brokerage receivables	Loans and receivables		24,403			24,403
from: Loans and advances to banks	Loans and receivables		17[1]
from: Loans and advances to customers	Loans and receivables		4,812[1]
from: Other financial assets measured at amortized cost	Loans and receivables		19,573[1]
Financial assets at fair value not held for trading	FVTPL (designated)	60,457[9]	20,822	(295)		80,985
to: Loans and advances to customers	FVTPL (designated)		(9)[5]
from: Financial assets at fair value held for trading	FVTPL (held for trading)		11,609[7]
from: Receivables from securities financing transactions	Loans and receivables		5,085[2]	(1)
from: Loans and advances to customers	Loans and receivables		2,747[3]	(293)[3]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		1,391[8]
Total financial assets measured at fair value through profit or loss		311,148	34,090	(310)		344,928
Financial assets measured at fair value through other comprehensive income	Available for sale	8,889	(1,960)			6,930[10]
to: Other financial assets measured at amortized cost	Available for sale		(569)[6]
to: Financial assets at fair value not held for trading	Available for sale		(1,391)[8]
Investments in associates		1,045				1,045
Property, equipment and software		9,057				9,057
Goodwill and intangible assets		6,563				6,563
Deferred tax assets		10,056		59[11]	66[11]	10,182
Other non-financial assets		7,830				7,830
Total assets		939,279		(251)	(216)	938,812
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (continued)
	31.12.17		1.1.18
USD million	Classification underIAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount(IFRS 9)

Liabilities
Amounts due to banks	Amortized cost	7,728				7,728
Payables from securities financing transactions	Amortized cost	17,485	(5,212)			12,273
to: Other financial liabilities designated at fair value	Amortized cost		(5,212)[13]
Cash collateral payables on derivative instruments	Amortized cost	31,029				31,029
Customer deposits	Amortized cost	419,577	(5,404)			414,172
to: Brokerage payables designated at fair value	Amortized cost		(5,404)[14]
Debt issued measured at amortized cost	Amortized cost	143,160				143,160
Other financial liabilities measured at amortized cost	Amortized cost	37,276	(30,413)	(4)		6,859
to: Brokerage payables designated at fair value	Amortized cost		(30,413)[14]
Derecognition: deferred fees on other loan commitments	Amortized cost			(4)[4]
Total financial liabilities measured at amortized cost		656,255	(41,030)	(4)		615,222
Financial liabilities at fair value held for trading	FVTPL (held for trading)	31,251				31,251
Derivative financial instruments	FVTPL (derivatives)	119,137		59		119,196
Recognition: Loan commitments	Amortized cost – off-balance sheet			61[4]
Derecognition: Loan commitments	FVTPL (derivatives)			(2)[5]
Brokerage payables designated at fair value	Amortized cost		35,818			35,818
from: Customer deposits	Amortized cost		5,404[14]
from: Other financial liabilities measured at amortized cost	Amortized cost		30,413[14]
Debt issued designated at fair value	FVTPL (designated)	50,782				50,782
Other financial liabilities designated at fair value	FVTPL (designated)	16,643	5,212	(5)		21,850
from: Payables from securities financing transactions	Amortized cost		5,212[13]	(5)[13]
Total financial liabilities measured at fair value through profit or loss		217,813	41,030	54		258,897
Provisions		3,214			76[12]	3,290
Other non-financial liabilities		9,443				9,443
Total liabilities		886,725		50	76	886,851

Equity
Share capital		338				338
Share premium		23,598				23,598
Treasury shares		(2,210)				(2,210)
Retained earnings		25,932	74[8,15]	(300)	(291)	25,415
Other comprehensive income recognized directly in equity, net of tax		4,838	(74)[8,15]			4,764
Equity attributable to shareholders		52,495	0	(300)[15]	(291)[15]	51,905
Equity attributable to non-controlling interests		59				59
Total equity		52,554	0	(300)	(291)	51,963
Total liabilities and equity		939,279	0	(251)	(216)	938,812

Explanatory footnotes to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9”

Table ref.

Description of classification or remeasurement changes on adoption of IFRS 9 as of 1 January 2018

1

Certain customer and prime brokerage receivable balances, in the Investment Bank and Global Wealth Management, fail the solely payments of principal and interest (SPPI) criterion for measurement at amortized cost. These include USD 4,812 million previously included within Loans and advances to customers, USD 17 million from Loans and advances to banks and USD 19,573 million previously included within Other financial assets measured at amortized cost. The receivables are managed under a business model whose objective is to hold the assets to collect contractual cash flows. However, the reported receivables represent an aggregation of cash receivable and payable balances that form a single unit of account at the client level and generate a return that does not constitute consideration for the time value of money, credit risk and other basic lending risks. The SPPI criterion is therefore not met and under IFRS 9 the receivables are mandatorily measured at fair value through profit or loss (FVTPL) and separately presented as Brokerage receivables. There was no difference between the amortized cost carrying amount and the fair value as of 1 January 2018 and therefore no remeasurement gain or loss has been recognized.

2

Based on the business model assessment under IFRS 9, certain reverse repurchase agreements with a carrying amount of USD 5,085 million as of 31 December 2017 were determined to be managed on a fair value basis and were therefore reclassified from amortized cost to FVTPL measurement under IFRS 9. The carrying value has been reclassified from Receivables from securities financing transactions to Financial assets at fair value not held for trading as of 1 January 2018. A remeasurement loss of USD 1 million has been recorded in Retained earnings.

USD 11,787 million of forward starting reverse repurchase agreements are newly accounted for as derivatives, prior to settlement, from 1 January 2018 as they are managed on a fair value basis. The fair value of the derivatives as of 1 January 2018 was immaterial.

3

Certain positions previously included within Loans and advances to customers with a carrying amount of USD 2,747 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9. This includes:

  auction rate securities (USD 2,169 million) that are held in Corporate Center and contain an embedded leverage feature triggering the failure of the SPPI criterion; and
  certain loans in the Investment Bank (USD 566 million) and in Corporate Center (USD 12 million) that either fail the SPPI criterion or are held within a business model with an intent to sell or substantially hedge the primary risks.

These assets are mandatorily measured at FVTPL under IFRS 9. A corresponding net remeasurement loss of USD 293 million was recognized in Retained earnings related to these reclassifications. This remeasurement loss also included reversal of specific credit loss allowances (USD 11 million).

4

Due to a change in the underlying business model, loans and advances to customers with a carrying amount of USD 480 million as of 31 December 2017 have been reclassified to Financial assets at fair value held for trading as of 1 January 2018. A corresponding net remeasurement loss of USD 16 million, which includes the reversal of specific IAS 39 credit loss allowances, was recognized in Retained earnings related to this reclassification.

Irrevocable loan commitments that are contractually linked with these financial assets are now recognized as Derivative financial instruments (derivative liabilities) and are measured at FVTPL as of 1 January 2018. This reclassification resulted in a USD 61 million loss with a corresponding entry to Retained earnings.

Liabilities arising from deferred fees of USD 4 million related to these loan commitments recorded as Other financial liabilities measured at amortized cost at 31 December 2017 were derecognized with a corresponding entry to Retained earnings.

5

Financial assets with a carrying amount of USD 15 million as of 31 December 2017 were reclassified to Loans and advances to customers from Financial assets at fair value not held for trading (USD 9 million) and from Financial assets at fair value held for trading (USD 6 million) given management’s intent to hold these financial assets to collect contractual cash flows.

Loan commitments related to these financial assets, which were recognized as derivative liabilities with a carrying value of USD 2 million as of 31 December 2017, were accordingly derecognized on 1 January 2018 with a corresponding entry to Retained earnings.

6

Certain debt instruments with a carrying amount of USD 569 million as of 31 December 2017 were formerly classified as available for sale and measured at fair value through other comprehensive income (FVOCI) under IAS 39 but are measured at amortized cost under IFRS 9. Those positions, which are held to collect cash flows solely representing payment of principal and interest, are presented within Other financial assets measured at amortized cost as of 1 January 2018. The fair value of these assets was consistent with the amortized cost value as of 1 January 2018 and no remeasurement gain or loss has been recognized.

7

Upon adopting IFRS 9, UBS has elected to refine the assets classified within Financial assets at fair value held for trading to carve out those that are segregated from UBS’s trading activities, where UBS’s role is primarily to manage the assets on a fair value basis on behalf of others. Instead, such assets will be presented alongside others managed on a fair value basis within Financial assets at fair value not held for trading. As a consequence of this refinement, UBS has reclassified assets held to hedge unit-linked investment contracts of USD 11,609 million from Financial assets at fair value held for trading to Financial assets at fair value not held for trading as of 1 January 2018. No remeasurement gain or loss has been recognized.

8

UBS holds certain global and local liquidity buffers that were determined to be managed on a fair value basis as management utilizes fair value information for reporting and decision-making purposes. Therefore, assets previously classified as available for sale under IAS 39 with a carrying amount of USD 636 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading. An unrealized gain of USD 5 million related to these positions was reclassified from Other comprehensive income to Retained earnings.

Additionally, equity instruments and investment fund units previously classified as available for sale under IAS 39 with a carrying amount of USD 755 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading under the revised IFRS 9 measurement rules. A related unrealized gain in OCI of USD 204 million has been reclassified to Retained earnings.

Additionally, a net tax expense of USD 134 million was transferred from OCI to Retained earnings related to the positions above that were reclassified out of the IAS 39 available-for-sale category.

9

Assets previously designated at FVTPL with a carrying amount of USD 60,457 million as of 31 December 2017 are no longer designated as such under IFRS 9, as it was determined that these assets were either held in a business model that is managed on a fair value basis, did not meet the SPPI criterion, or did meet the SPPI criterion and are held in a hold-to-collect business model.

Of the total, assets with a carrying amount of USD 60,448 million are now mandatorily measured at FVTPL and included within Financial assets at fair value not held for trading. The remaining assets with a carrying amount of USD 9 million have been de-designated and were reclassified to Loans and advances to customers, given a change in business model to hold-to-collect (refer to footnote 5).

10

Certain debt instruments with a carrying amount of USD 6,930 million as of 31 December 2017 were formerly classified as available for sale under IAS 39 and are measured at FVOCI under IFRS 9. These instruments include US government bonds, US government-sponsored mortgage-backed securities, and other forms of debt that are held in a business model whose objective is achieved by both collecting contractual cash flows and selling and that meet the SPPI criterion. These positions are now presented within Financial assets measured at fair value through other comprehensive income.

11

Deferred tax assets of USD 126 million have been recognized in connection with the adoption of IFRS 9. Of the total effect, USD 66 million relates to the recognition of ECL and USD 59 million relates to classification and measurement changes upon adoption of IFRS 9.

12

Upon adoption of the ECL requirements of IFRS 9, a transition effect of USD 357 million was recognized, consisting of USD 148 million of stage 1 allowances, USD 193 million of stage 2 allowances and an incremental increase in stage 3 allowances of USD 16 million. The effect was mainly recognized within Loans and advances to customers (USD 241 million), with effects also recognized in Other financial assets measured at amortized cost (USD 36 million), Loans and advances to banks (USD 3 million), Receivables from securities financing transactions (USD 2 million) and Provisions (USD 76 million).

13

Certain repurchase agreements with a carrying amount of USD 5,212 million as of 31 December 2017 have been designated at FVTPL as they are managed in conjunction with reverse repurchase agreements that are mandatorily measured at FVTPL under IFRS 9. These amounts are included within Other financial liabilities designated at fair value as of 1 January 2018. A remeasurement gain of USD 5 million has been recognized in Retained earnings as of 1 January 2018 related to this reclassification.

USD 7,930 million of forward starting repurchase agreements are newly accounted for as derivatives, prior to settlement, from 1 January 2018 as they are managed on a fair value basis. The fair value of the derivatives as of 1 January 2018 was immaterial.

14

To achieve measurement consistency with reclassified customer and prime brokerage receivables that are measured at FVTPL following adoption of IFRS 9, certain customer deposits with a carrying amount of USD 5,404 million and prime brokerage payables with a carrying amount of USD 30,413 million as of 31 December 2017 have been designated at FVTPL and are presented within Brokerage payables designated at fair value as of 1 January 2018. There was no difference between the amortized cost carrying amount and the fair value as of 1 January 2018 and therefore no remeasurement gain or loss has been recognized.

15

The adoption of IFRS 9 has resulted in a reduction to IFRS consolidated equity as of 1 January 2018 of USD 591 million.

This effect is comprised of classification and measurement changes of USD 360 million on a pre-tax basis and USD 300 million net of tax, as well as effects from the implementation of ECL methodology of USD 357 million on a pre-tax basis and USD 291 million net of tax. In addition, USD 74 million has been reclassified from Other comprehensive income recognized directly in equity, net of tax, to Retained earnings (refer to footnote 8 above), with no overall effect on equity attributable to shareholders.

Reconciliation of allowances and provisions on adoption of IFRS 9 as of 1 January 2018

The table below provides a reconciliation from the IAS 39 allowances / IAS 37 provisions to the IFRS 9 ECL allowances / provisions recognized as of 1 January 2018 upon adoption of IFRS 9.

Reconciliation of allowances and provisions on adoption of IFRS 9
	31.12.17	1.1.18
USD million	Loss allowances and provisions (IAS 39 / IAS 37)	Reversal of allowances(IAS 39)	Recognition of ECL (IFRS 9)[1]	Allowances and provisions for ECL(IFRS 9)

On-balance sheet
Cash and balances at central banks			0	0
Loans and advances to banks	(3)		(3)	(5)
Receivables from securities financing transactions			(2)	(2)
Cash collateral receivables on derivative instruments			0
Loans and advances to customers	(675)	27[2]	(241)[3]	(890)
Other financial assets measured at amortized cost	(104)[4]		(36)	(139)
Total on-balance sheet	(781)	27	(282)	(1,037)

Off-balance sheet financial instruments and other credit lines
Guarantees	(30)		(8)	(38)
Loan commitments	(4)		(33)	(37)
Other credit lines			(35)	(35)
Total off-balance sheet financial instruments and other credit lines	(34)		(76)	(110)

Total	(815)	27	(357)	(1,146)
of which: stage 1			(148)	(148)
of which: stage 2			(193)	(193)
of which: stage 3			(16)[5]	(806)
1 Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses. 2 The reversal of USD 27 million of IAS 39 loss allowances relates to instruments reclassified from amortized cost to fair value through profit or loss on transition to IFRS 9. Refer also to footnotes 3 and 4 to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.” 3 Includes the reversal of collective allowances of USD 13 million. 4 Includes USD 84 million related to loans to financial advisors for which an allowance was reported as a direct reduction of the carrying amount as of 31 December 2017. 5 The incremental increase in stage 3 allowances of USD 16 million arises from additional consideration of forward-looking scenarios under IFRS 9.

IFRS 9 transition effect on other comprehensive income and retained earnings as of 1 January 2018

The table below presents the transition effects recognized in OCI and retained earnings upon adoption of IFRS 9.

IFRS 9 impact on other comprehensive income and retained earnings
USD million
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) – equity instruments	(204)
Reclassification of financial assets (available for sale to fair value through profit or loss) – debt instruments	(5)
Tax (expense) / benefit	134
Total change in other comprehensive income	(74)

Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(310)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	209
Recognition of ECL for on-balance sheet financial assets	(282)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(61)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(76)
Tax (expense) / benefit	(9)
Total change in retained earnings	(518)
Total change in equity due to the adoption of IFRS 9	(591)

UBS AG
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Transition effects of the initial application of IFRS 9 accounting standard

Note 1 Summary of significant accounting policies (continued)

c) Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments

1) Introduction

Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which replaced IAS 39, Financial Instruments: Recognition and Measurement, and substantially changed accounting and financial reporting in three key areas: classification and measurement of financial assets, impairment and hedge accounting. In addition, UBS AG early adopted the Amendment to IFRS 9, Prepayment Features with Negative Compensation, issued in October 2017, which allows UBS AG to continue to apply amortized cost accounting to Swiss private mortgages and corporate loans that provide for two-way compensation if a prepayment occurs. UBS AG has retained hedge accounting under IAS 39 as permitted and early adopted the own credit requirements of IFRS 9 during the first quarter of 2016.

As permitted by the transitional provisions of IFRS 9, UBS AG elected not to restate comparative figures. Any effect on the carrying amounts of financial assets and liabilities at the date of transition to IFRS 9 was recognized as an adjustment to opening retained earnings. The detailed effects of the adoption of IFRS 9 on 1 January 2018 are presented in this Note and the updated accounting policies for classification and measurement of financial instruments and impairment of financial assets as applied from 1 January 2018 are presented in Note 1a.

2) Transition effect

The adoption of IFRS 9 effective 1 January 2018 has resulted in a reduction to IFRS consolidated equity as of 1 January 2018 of USD 591 million. This effect is comprised of classification and measurement changes of USD 360 million on a pre-tax basis and USD 300 million net of tax, as well as effects from the implementation of impairment requirements based on an expected credit loss (ECL) methodology of USD 357 million on a pre-tax basis and USD 291 million net of tax.

  Refer to the 31 December 2018 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors for more information on the effect of the IFRS 9 transition on UBS’s capital adequacy

3) Governance

The implementation of IFRS 9 has been a key strategic initiative for UBS AG implemented under the joint sponsorship of the Group Chief Financial Officer and the Group Chief Risk Officer. The incorporation of forward-looking information into the ECL calculation and the definition and assessment of what constitutes a significant increase in credit risk (SICR) are inherently subjective and involve the use of significant expert judgment. Therefore, UBS AG has developed a front-to-back governance framework over the ECL calculation process jointly owned by the Group Chief Financial Officer and the Group Chief Risk Officer and has designed controls to meet the requirements of the Sarbanes-Oxley Act. UBS AG has efficient credit risk management processes in place that continue to be applicable and aim to ensure that the effects of economic developments are appropriately considered, mitigation actions are taken where required and risk appetite is reassessed and adjusted as needed.

  Refer to the “Risk management and control” section of this report for more information

4) Retrospective amendments to UBS AG’s balance sheet presentation

Although the effect of IFRS 9 classification and measurement changes has been applied prospectively, UBS AG has made a series of changes to the presentation of its balance sheet to facilitate comparability, with information for periods ending before 1 January 2018 being presented in this revised structure. The primary changes include:

  IAS 39-specific asset categories, such as Financial assets held to maturity and Financial assets available for sale, have been superseded by the new categories Financial assets measured at amortized cost and Financial assets measured at fair value through other comprehensive income.
  A new line, Financial assets at fair value not held for trading, has been created to accommodate in particular financial assets previously designated at fair value, all of which are mandatorily classified at fair value through profit or loss under IFRS 9.
  Other assets and Other liabilities have been split into those measured at amortized cost, measured at fair value through profit or loss and other non-financial assets and liabilities.
  Cash collateral on securities borrowed and Reverse repurchase agreements have been combined into a single line, Receivables from securities financing transactions. Similarly, Cash collateral on securities lent and Repurchase agreements have been combined into a single line, Payables from securities financing transactions.
  Finance lease receivables, previously presented within Loans, are now presented within Other financial assets measured at amortized cost.
  Precious metal positions previously presented in Trading portfolio assets are now presented within the new line Other non-financial assets.
  Financial liabilities designated at fair value have been split into two lines: Debt issued designated at fair value and Other financial liabilities designated at fair value.
  Obligations of UBS AG from funding received from UBS Group AG or its subsidiaries, previously included within Due to customers, are now presented separately within Funding from UBS Group AG and its subsidiaries.

The table below illustrates the revised balance sheet presentation of assets and liabilities as of 31 December 2017 in comparison with the presentation in the Annual Report 2017. The presentation of the components of equity has not changed, and therefore, for illustration purposes, total liabilities and equity are presented in a single line in the table. The table does not reflect any of the effects of adopting the classification and measurement requirements of IFRS 9, which are presented in the “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9” table in this Note.

Retrospective amendments to UBS AG’s balance sheet presentation as of 31 December 2017
USD million		31.12.17	31.12.17
Assets	References	Former presentation	Revised presentation
Cash and balances at central banks		90,045	90,045
Loans and advances to banks (formerly: Due from banks)		14,047	14,047
Receivables from securities financing transactions (new line)	1		91,951
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	1	12,714
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	1	79,238
Cash collateral receivables on derivative instruments		24,040	24,040
Loans and advances to customers (formerly: Loans)	2	330,038	328,952
Financial assets held to maturity (superseded)	3	9,403
Other financial assets measured at amortized cost (new line)	2,3,7		37,890
Total financial assets measured at amortized cost			586,925
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	4	134,190	129,509
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,277	36,277
Derivative financial instruments (formerly: Positive replacement values)		121,286	121,286
Brokerage receivables (new line, formerly included within Other assets)		n/a	n/a
Financial assets at fair value not held for trading (new line)	5		60,070
Financial assets designated at fair value	5	60,070
Total financial assets measured at fair value through profit or loss			310,865
Financial assets available for sale (superseded)	6	8,889
Financial assets measured at fair value through other comprehensive income (new line)	6		8,889
Investments in associates		1,045	1,045
Property, equipment and software		8,191	8,191
Goodwill and intangible assets		6,563	6,563
Deferred tax assets		9,993	9,993
Other non-financial assets (new line)	4,7		7,548
Other assets (superseded)	7	30,268
Total assets		940,020	940,020

Liabilities
Amounts due to banks		7,728	7,728
Payables from securities financing transactions (new line)	8		17,485
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	8	1,835
Repurchase agreements (newly included in Payables from securities financing transactions)	8	15,650
Cash collateral payables on derivative instruments		31,029	31,029
Customer deposits (formerly: Due to customers)	9	458,705	423,058
Funding from UBS Group AG and its subsidiaries (new line, formerly included within Due to customers)	9		35,648
Debt issued measured at amortized cost		107,458	107,458
Other financial liabilities measured at amortized cost (new line)	11		38,092
Total financial liabilities measured at amortized cost			660,498
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)		31,251	31,251
Derivative financial instruments (formerly: Negative replacement values)		119,138	119,138
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)		n/a	n/a
Financial liabilities designated at fair value (superseded)	10	55,604
Debt issued designated at fair value (new line)	10		50,782
Other financial liabilities designated at fair value (new line)	10,11		16,643
Total financial liabilities measured at fair value through profit or loss			217,814
Provisions		3,164	3,164
Other non-financial liabilities (new line)	11		6,499
Other liabilities (superseded)	11	56,412
Total liabilities		887,974	887,974
Total liabilities and equity		940,020	940,020

Explanatory footnotes to the table “Retrospective amendments to UBS AG’s balance sheet presentation”

Balance sheet assets

1

Cash collateral on securities borrowed of USD 12,714 million and reverse repurchase agreements of USD 79,238 million as of 31 December 2017 are now presented as a total of USD 91,951 million within a single line, Receivables from securities financing transactions.

2

Finance lease receivables of USD 1,086 million as of 31 December 2017, previously presented within Loans, are now presented within Other financial assets measured at amortized cost.

3

Financial assets held to maturity measured at amortized cost of USD 9,403 million as of 31 December 2017 are now presented within Other financial assets measured at amortized cost.

4

Precious metal positions of USD 4,681 million as of 31 December 2017, previously presented in Trading portfolio assets, are now presented within Other non-financial assets.

5

Financial assets designated at fair value through profit or loss of USD 60,070 million as of 31 December 2017, previously presented in a separate line, are now presented within Financial assets at fair value not held for trading.

6

Debt and equity instruments of USD 8,889 million as of 31 December 2017, previously presented in Financial assets available for sale, are now presented within Financial assets measured at fair value through other comprehensive income.

7

The reporting line Other assets has been split into two new reporting lines, Other financial assets measured at amortized cost and Other non-financial assets.

  Assets of USD 30,268 million as of 31 December 2017, previously presented within Other assets, are now presented within Other financial assets measured at amortized cost (USD 27,401 million) and Other non-financial assets (USD 2,867 million).
  Financial assets now presented within Other financial assets measured at amortized cost include brokerage receivables of USD 19,573 million, debt securities of USD 9,403 million, loans to financial advisors of USD 3,199 million and other assets amounting to USD 5,715 million. Refer to Note 17a for more information.
  Refer to Note 17b for more information on assets now presented within Other non-financial assets.

Balance sheet liabilities

8

Cash collateral on securities lent of USD 1,835 million and repurchase agreements of USD 15,650 million as of 31 December 2017 are now presented within a single line, Payables from securities financing transactions.

9

Obligations of UBS AG from funding received from UBS Group AG or its subsidiaries of USD 35,648 million as of 31 December 2017, which are not within the UBS AG scope of consolidation and were previously included within Due to customers, are now presented separately within Funding from UBS Group AG and its subsidiaries.

10

Financial liabilities designated at fair value through profit or loss of USD 55,604 million as of 31 December 2017 are now presented within Debt issued designated at fair value (USD 50,782 million) and Other financial liabilities designated at fair value (USD 4,822 million).

11

The reporting line Other liabilities has been split into three new reporting lines, Other financial liabilities measured at amortized cost, Other financial liabilities designated at fair value and Other non-financial liabilities.

  Liabilities amounting to USD 56,412 million as of 31 December 2017, previously presented within Other liabilities, are now presented within Other financial liabilities measured at amortized cost (USD 38,093 million, thereof USD 30,413 million brokerage payables), within Other financial liabilities designated at fair value (amounts due under unit-linked investment contracts of USD 11,821 million) and within Other non-financial liabilities (USD 6,499 million).
  Refer to Note 22a for more information on financial liabilities now presented within Other financial liabilities measured at amortized cost.
  Refer to Note 22b for more information on financial liabilities now presented within Other financial liabilities designated at fair value.
  Refer to Note 22c for more information on liabilities now presented within Other non-financial liabilities.

5) Transition to IFRS 9 as of 1 January 2018

Transition to classification and measurement requirements

As set out in the amended accounting policies in Note 1a, IFRS 9 requires all financial assets, except equity instruments and derivatives, to be classified at amortized cost, at fair value through other comprehensive income or at fair value through profit or loss (FVTPL), based on the business model for managing the respective assets and their contractual cash flow characteristics.

Changes resulting from the application of IFRS 9 classification and measurement requirements as of 1 January 2018 have been applied as follows:

  Determination of the business model was made based on facts and circumstances as of the 1 January 2018 transition date.
  De-designations and new designations of financial instruments at FVTPL, pursuant to transition requirements of IFRS 9, have been carried out as of 1 January 2018. These reassessments resulted in:

i. the de-designation of certain financial assets designated at FVTPL, as they are managed on a fair value basis, and therefore mandatorily measured at fair value, or are no longer managed on a fair value basis but held to collect the contractual cash flows and therefore measured at amortized cost; and

ii. the new designation of financial liabilities at FVTPL (e.g., brokerage payables) in order to achieve measurement consistency with associated financial assets that are mandatorily measured at FVTPL (e.g., brokerage receivables).

For UBS AG, the most significant IFRS 9 classification and measurement changes on transition to IFRS 9 were as follows:

  financial assets that no longer qualify for amortized cost accounting under IFRS 9 have been classified at FVTPL because their cash flow characteristics do not satisfy the solely payments of principal and interest criterion (e.g., auction rate securities and certain brokerage receivables);
  lending arrangements that no longer qualify for amortized cost accounting under IFRS 9 are classified at FVTPL because the business model within which they are managed does not have an objective to hold financial assets in order to collect the contractual cash flows or to collect contractual cash flows and sell (e.g., certain Investment Bank lending arrangements);
  equity instruments classified as available for sale under IAS 39 are classified at FVTPL under IFRS 9; and
  financial liabilities are newly designated under IFRS 9 at FVTPL, from amortized cost accounting, to align with conclusions reached for associated financial assets that will be measured at FVTPL (e.g., brokerage payables).

Effect on UBS AG income statement presentation

Upon adoption of IFRS 9, the reclassification of auction rate securities, certain loans in the Investment Bank, certain repurchase agreements and brokerage balances from amortized cost to FVTPL has resulted in the interest income from these instruments moving from Interest income (expense) from financial instruments measured at amortized cost to Interest income (expense) from financial instruments measured at fair value through profit or loss. These changes have been applied prospectively from 1 January 2018.

Effect on UBS AG’s statement of cash flows

Following the adoption of IFRS 9, changes have been made to the statement of cash flows to reflect the changes arising from financial instruments that have been reclassified on the balance sheet. In particular, cash flows from certain financial assets previously measured as available-for-sale assets at fair value through other comprehensive income have been reclassified from investing activities to operating activities as the assets are measured at fair value through profit or loss effective 1 January 2018.

Transition to expected credit loss requirements

As set out in the UBS AG’s amended accounting policies in Note 1a, IFRS 9 introduced a forward-looking ECL approach, which is intended to result in an earlier recognition of credit losses compared with the incurred-loss impairment approach for financial instruments under IAS 39 and the loss-provisioning approach for financial guarantees and loan commitments under IAS 37, Provisions, Contingent Liabilities and Contingent Assets.

The majority of ECL calculated as of the transition date relate to the private and commercial mortgage portfolio and corporate lending in Switzerland within Personal & Corporate Banking.

Models at transition

For the purpose of implementing ECL under IFRS 9, UBS AG has leveraged existing Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models.

Existing models have been adapted and 29 new models have been developed for the ECL calculation that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that the probabilities of default (PD) and the loss given default (LGD) used in the ECL calculation are point-in-time-based as opposed to the corresponding Basel III through-the-cycle (TTC) parameters. Management adjustments have also been made. UBS AG has leveraged its existing model risk framework, including the key model validation control executed by Model Risk Management & Control. New and revised models have been approved by UBS’s Group Model Governance Board.

The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III remain unchanged.

  Refer to “Credit risk models” in the “Risk management and control” section of this report for more information

Scenarios and scenario weights at transition

As outlined in Note 1a, UBS AG uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. ECL calculated on transition have been determined for each of the scenarios and subsequently weighted based on the probabilities in the table “Economic scenarios and weights applied.”

Economic scenarios and weights applied

ECL scenario

Assigned weights in % (1.1.18)

Upside

20.0

Baseline

42.5

Mild downside

30.0

Severe downside

7.5

  Refer to Note 23b for information on weights applied to economic scenarios as at 31 December 2018

UBS AG has established IFRS 9 ECL Scenario and Operating Committees to propose and approve the selection of the scenarios and weights to be applied and to monitor whether appropriate governance exists.

Macroeconomic and other factors at transition

Assumptions around the most important forward-looking economic factors for Switzerland, the US and other regions as applied in each of the economic scenarios to determine ECL at the date of transition can be summarized as follows.

For the baseline scenario, which is modeled along our business plan assumptions of a continuation of overall important global growth, Swiss GDP growth remains between 1% and 2% annually over the three years of the scenario. Moderate growth results in a very mild increase of unemployment, which stabilizes at around 3.5%. Asset price growth is also moderate, with the Swiss equity price index rising approximately 8% annually, while house prices grow by less than 1% annually. Policy rates, short-term interest rates and government bond yields increase very gradually over the three years of the scenario by approximately 50 basis points. GDP growth in the US remains relatively stable, and faster than in Switzerland. Monetary policy tightens at a similar pace to Switzerland and, combined with a modest decline in the unemployment rate, helps to keep inflation in check. US equity prices slightly underperform their Swiss counterparts, while house prices outperform relatively stagnant Swiss house price growth. In the rest of the world, growth remains buoyant, with moderating growth in both Europe and China contrasting with accelerating growth in other emerging markets.

In the upside scenario, which assumes GDP growth rising above trend in most countries with only a moderate rise in inflation and ongoing accommodative monetary policies, GDP growth in Switzerland peaks at around 5% annually. Strong growth leads to a decline in unemployment to very low levels (below 1%) by 2020. Asset prices grow at a robust pace, with equity prices increasing approximately 10% annually and house prices (single-family homes) rising approximately 4% annually. Policy and short-term interest rates remain low over the entire scenario, while government bond yields experience a sustained increase. In the US and the rest of the world, the scenario shows broadly similar features, with growth accelerating in Year 1 before steadily returning toward trend by Year 3. Specifically in the US, GDP growth accelerates at a slightly faster pace than in Switzerland, although the US experiences a slightly less substantial improvement in the unemployment rate by Year 3. The degree of policy tightening is marginally greater over the scenario horizon and, as in Switzerland, long-term government bond yields rise more significantly than short-term rates, and to a greater degree.

The mild downside scenario is based on a monetary policy tightening assumption, implemented to deflate a potential asset price bubble, causing Swiss GDP to decline by almost 1% in the first year of the scenario. The unemployment rate rises to roughly 5%. Equity prices fall by more than 20% over three years, while house prices decline by 15% over the same period. The fall of the nominal asking rent index, which is cushioned by higher interest rates, is more moderate than the decline in house prices. Short-term interest rates rise significantly as a result of monetary tightening, as well as government bond yields. In this scenario, inflation in the US accelerates rapidly, leading to a sharp rise in short-term interest rates, with a similar development in Switzerland. GDP growth and house prices decline at a similar rate in the US and Switzerland. In the rest of the world, growth is also weighed down, particularly in more vulnerable emerging markets such as Russia, Turkey and Brazil, as interest rates and credit spreads rise sharply.

The severe downside scenario is modeled to mimic a severe recession caused by an event affecting Switzerland’s competitiveness in key export markets, with Swiss GDP shrinking almost 7% in the first year of the scenario. The severe recession results in a substantial increase in unemployment, which peaks at around 9%. Asset prices plummet, with the Swiss equity index falling more than 55% over three years, and house prices declining 27% over the same period. Policy and short-term interest rates remain low over the entire scenario horizon. US GDP and unemployment deteriorate by a lesser degree than in Switzerland, and while house and equity prices decline sharply, the effects are also less severe than in Switzerland. With more scope to cut rates than the Swiss National Bank, short-term rates fall in the US. In the rest of the world, growth also slows sharply, particularly in the eurozone and neighboring emerging markets, such as Turkey and Russia.

  Refer to Note 23 for more information

ECL measurement period at transition

As set out in Note 1a, for the majority of ECL-relevant instruments, the contractual maturity is used to calculate the measurement period, with this capped at 12 months when stage 1 ECL are required. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS AG must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit cards and 12 months for master credit facilities. UBS AG’s ECL-relevant financial instruments have relatively short average maturities, which significantly contribute to the level of ECL on transition.

SICR determination at transition

The identification of instruments for which a significant increase in credit risk (SICR) has been determined since initial recognition, and the corresponding allocation to stage 2 at transition, generally follow the principles described in the relevant accounting policy provided in Note 1a. Furthermore, the following principles have been applied.

General: In estimating the retrospective lifetime PDs, the economic conditions over the relevant prior periods and the general significant uncertainty inherent in such approximation have been considered to determine the allocation of instruments to stage 2 at transition.

Real estate financing: The Basel III rating methodology applied to the majority of income-producing real estate financings within Personal & Corporate Banking, which is leveraged for IFRS 9 ECL calculations, was significantly changed in 2017. As a consequence, there is no comparable rating on origination to determine whether an SICR has arisen over time. As permitted by the IFRS 9 transition requirements, a lifetime ECL allowance has therefore been recognized for certain real estate financing positions and will continue to be recognized until the positions are derecognized.

Other portfolios, including private mortgages and commercial SME clients: The Basel III rating models for other key portfolios in Personal & Corporate Banking, in particular for private client mortgages and commercial clients in the small and medium-sized enterprise segment, have recently been subject to a major redesign. While the methodology remained essentially the same and the calibration to the portfolios’ average TTC PD value unchanged, the effect on the stage allocation is significant. This is due to the fact that the introduction of new models has led to a broader and different distribution of borrowers across the rating spectrum; while there was no material effect on those counterparties with an uplift in their rating, some of those that had a downward shift in their rating triggered the SICR threshold and a reclassification into stage 2 at transition.

Overview of transition effects

The table on the following pages provides a detailed overview of the IFRS 9 transition effects as of 1 January 2018. This includes:

  reclassification of IAS 39 carrying amounts to the new categories applicable under IFRS 9;
  remeasurement of carrying amounts due to reclassification (any remeasurement to fair value and / or reversal of IAS 39 allowances or IAS 37 provisions for assets moving from amortized cost to fair value); and
  recognition of IFRS 9 ECL for in-scope assets, off-balance sheet positions and other credit lines.

The following table also includes the effects recognized for deferred tax assets and therefore the total effect provided in Retained earnings in the table is net of tax effects. Explanatory footnotes set out after the table provide additional details on these changes.

Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
	31.12.17		1.1.18
USD million	Classification under IAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount (IFRS 9)

Assets
Cash and balances at central banks	Loans and receivables	90,045			0	90,045
Loans and advances to banks	Loans and receivables	14,047	(17)		(3)[12]	14,027
to: Brokerage receivables	Loans and receivables		(17)[1]
Receivables from securities financing transactions	Loans and receivables	91,951	(5,085)		(2)[12]	86,864
to: Financial assets at fair value not held for trading	Loans and receivables		(5,085)[2]
Cash collateral receivables on derivative instruments	Loans and receivables	24,040			0	24,040
Loans and advances to customers	Loans and receivables	328,952	(8,024)	0	(241)[12]	320,687
to: Financial assets at fair value not held for trading	Loans and receivables		(2,747)[3]
to: Brokerage receivables	Loans and receivables		(4,812)[1]
to: Financial assets at fair value held for trading	Loans and receivables		(480)[4]
from: Financial assets at fair value not held for trading	FVTPL (designated)		9[5]	0
from: Financial assets at fair value held for trading	FVTPL (held for trading)		6[5]
Other financial assets measured at amortized cost	Loans and receivables, held to maturity	37,890	(19,004)	0	(36)[12]	18,850
to: Brokerage receivables	Loans and receivables		(19,573)[1]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		569[6]	0
Total financial assets measured at amortized cost		586,925	(32,131)	0	(282)	554,512
Financial assets at fair value held for trading	FVTPL (held for trading)	129,509	(11,135)	(16)		118,359
to: Loans and advances to customers	FVTPL (held for trading)		(6)[5]
to: Financial assets at fair value not held for trading	FVTPL (held for trading)		(11,609)[7]
from: Loans and advances to customers	Loans and receivables		480[4]	(16)[4]
of which: assets pledged as collateral that may be sold or repledged by counterparties	FVTPL (held for trading)	36,277				36,277
Derivative financial instruments	FVTPL (derivatives)	121,286				121,286
Brokerage receivables	Loans and receivables		24,403			24,403
from: Loans and advances to banks	Loans and receivables		17[1]
from: Loans and advances to customers	Loans and receivables		4,812[1]
from: Other financial assets measured at amortized cost	Loans and receivables		19,573[1]
Financial assets at fair value not held for trading	FVTPL (designated)	60,070[9]	20,822	(295)		80,598
to: Loans and advances to customers	FVTPL (designated)		(9)[5]
from: Financial assets at fair value held for trading	FVTPL (held for trading)		11,609[7]
from: Receivables from securities financing transactions	Loans and receivables		5,085[2]	(1)
from: Loans and advances to customers	Loans and receivables		2,747[3]	(293)[3]
from: Financial assets measured at fair value through other comprehensive income	Available for sale		1,391[8]
Total financial assets measured at fair value through profit or loss		310,865	34,090	(310)		344,646
Financial assets measured at fair value through other comprehensive income	Available for sale	8,889	(1,960)			6,930[10]
to: Other financial assets measured at amortized cost	Available for sale		(569)[6]
to: Financial assets at fair value not held for trading	Available for sale		(1,391)[8]
Investments in associates		1,045				1,045
Property, equipment and software		8,191				8,191
Goodwill and intangible assets		6,563				6,563
Deferred tax assets		9,993		59[11]	66[11]	10,118
Other non-financial assets		7,548				7,548
Total assets		940,020		(251)	(216)	939,554
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (continued)
	31.12.17		1.1.18
USD million	Classification under IAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount (IFRS 9)

Liabilities
Amounts due to banks	Amortized cost	7,728				7,728
Payables from securities financing transactions	Amortized cost	17,485	(5,212)			12,272
to: Other financial liabilities designated at fair value	Amortized cost		(5,212)[13]
Cash collateral payables on derivative instruments	Amortized cost	31,029				31,029
Customer deposits	Amortized cost	423,058	(5,404)			417,653
to: Brokerage payables designated at fair value	Amortized cost		(5,404)[14]
Funding from UBS Group AG and its subsidiaries	Amortized cost	35,648				35,648
Debt issued measured at amortized cost	Amortized cost	107,458				107,458
Other financial liabilities measured at amortized cost	Amortized cost	38,092	(30,413)	(4)		7,675
to: Brokerage payables designated at fair value	Amortized cost		(30,413)[14]
Derecognition: deferred fees on other loan commitments	Amortized cost			(4)[4]
Total financial liabilities measured at amortized cost		660,498	(41,030)	(4)		619,465
Financial liabilities at fair value held for trading	FVTPL (held for trading)	31,251				31,251
Derivative financial instruments	FVTPL (derivatives)	119,138		59		119,197
Recognition: Loan commitments	Amortized cost – off-balance sheet			61[4]
Derecognition: Loan commitments	FVTPL (derivatives)			(2)[5]
Brokerage payables designated at fair value	Amortized cost		35,818			35,818
from: Customer deposits	Amortized cost		5,404[14]
from: Other financial liabilities measured at amortized cost	Amortized cost		30,413[14]
Debt issued designated at fair value	FVTPL (designated)	50,782				50,782
Other financial liabilities designated at fair value	FVTPL (designated)	16,643	5,212	(5)		21,851
from: Payables from securities financing transactions	Amortized cost		5,212[13]	(5)[13]
Total financial liabilities measured at fair value through profit or loss		217,814	41,030	54		258,898
Provisions		3,164			76[12]	3,240
Other non-financial liabilities		6,499				6,499
Total liabilities		887,974		50	76	888,100

Equity
Share capital		338				338
Share premium		24,633				24,633
Retained earnings		22,189	74[8,15]	(300)	(291)	21,672
Other comprehensive income recognized directly in equity, net of tax		4,828	(74)[8,15]			4,754
Equity attributable to shareholders		51,987	0	(300)[15]	(291)[15]	51,397
Equity attributable to non-controlling interests		59				59
Total equity		52,046	0	(300)	(291)	51,455
Total liabilities and equity		940,020	0	(251)	(216)	939,554

Explanatory footnotes to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9”

Table ref.

Description of classification or remeasurement changes on adoption of IFRS 9 as of 1 January 2018

1

Certain customer and prime brokerage receivable balances, in the Investment Bank and Global Wealth Management, fail the solely payments of principal and interest (SPPI) criterion for measurement at amortized cost. These include USD 4,812 million previously included within Loans and advances to customers, USD 17 million from Loans and advances to banks and USD 19,573 million previously included within Other financial assets measured at amortized cost. The receivables are managed under a business model whose objective is to hold the assets to collect contractual cash flows. However, the reported receivables represent an aggregation of cash receivable and payable balances that form a single unit of account at the client level and generate a return that does not constitute consideration for the time value of money, credit risk and other basic lending risks. The SPPI criterion is therefore not met and under IFRS 9 the receivables are mandatorily measured at fair value through profit or loss (FVTPL) and separately presented as Brokerage receivables. There was no difference between the amortized cost carrying amount and the fair value as of 1 January 2018 and therefore no remeasurement gain or loss has been recognized.

2

Based on the business model assessment under IFRS 9, certain reverse repurchase agreements with a carrying amount of USD 5,085 million as of 31 December 2017 were determined to be managed on a fair value basis and were therefore reclassified from amortized cost to FVTPL measurement under IFRS 9. The carrying value has been reclassified from Receivables from securities financing transactions to Financial assets at fair value not held for trading as of 1 January 2018. A remeasurement loss of USD 1 million has been recorded in Retained earnings.

USD 11,787 million of forward starting reverse repurchase agreements are newly accounted for as derivatives, prior to settlement, from 1 January 2018 as they are managed on a fair value basis. The fair value of the derivatives as of 1 January 2018 was immaterial.

3

Certain positions previously included within Loans and advances to customers with a carrying amount of USD 2,747 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9. This includes:

  auction rate securities (USD 2,169 million) that are held in Corporate Center and contain an embedded leverage feature triggering the failure of the SPPI criterion; and
  certain loans in the Investment Bank (USD 566 million) and in Corporate Center (USD 12 million) that either fail the SPPI criterion or are held within a business model with an intent to sell or substantially hedge the primary risks.

These assets are mandatorily measured at FVTPL under IFRS 9. A corresponding net remeasurement loss of USD 293 million was recognized in Retained earnings related to these reclassifications. This remeasurement loss also included reversal of specific credit loss allowances (USD 11 million).

4

Due to a change in the underlying business model, loans and advances to customers with a carrying amount of USD 480 million as of 31 December 2017 have been reclassified to Financial assets at fair value held for trading as of 1 January 2018. A corresponding net remeasurement loss of USD 16 million, which includes the reversal of specific IAS 39 credit loss allowances, was recognized in Retained earnings related to this reclassification.

Irrevocable loan commitments that are contractually linked with these financial assets are now recognized as Derivative financial instruments (derivative liabilities) and are measured at FVTPL as of 1 January 2018. This reclassification resulted in a USD 61 million loss with a corresponding entry to Retained earnings.

Liabilities arising from deferred fees of USD 4 million related to these loan commitments recorded as Other financial liabilities measured at amortized cost at 31 December 2017 were derecognized with a corresponding entry to Retained earnings.

5

Financial assets with a carrying amount of USD 15 million as of 31 December 2017 were reclassified to Loans and advances to customers from Financial assets at fair value not held for trading (USD 9 million) and from Financial assets at fair value held for trading (USD 6 million) given management’s intent to hold these financial assets to collect contractual cash flows.

Loan commitments related to these financial assets, which were recognized as derivative liabilities with a carrying value of USD 2 million as of 31 December 2017, were accordingly derecognized on 1 January 2018 with a corresponding entry to Retained earnings.

6

Certain debt instruments with a carrying amount of USD 569 million as of 31 December 2017 were formerly classified as available for sale and measured at fair value through other comprehensive income (FVOCI) under IAS 39 but are measured at amortized cost under IFRS 9. Those positions, which are held to collect cash flows solely representing payment of principal and interest, are presented within Other financial assets measured at amortized cost as of 1 January 2018. The fair value of these assets was consistent with the amortized cost value as of 1 January 2018 and no remeasurement gain or loss has been recognized.

7

Upon adopting IFRS 9, UBS AG has elected to refine the assets classified within Financial assets at fair value held for trading to carve out those that are segregated from UBS AG’s trading activities, where UBS AG’s role is primarily to manage the assets on a fair value basis on behalf of others. Instead, such assets will be presented alongside others managed on a fair value basis within Financial assets at fair value not held for trading. As a consequence of this refinement, UBS AG has reclassified assets held to hedge unit-linked investment contracts of USD 11,609 million from Financial assets at fair value held for trading to Financial assets at fair value not held for trading as of 1 January 2018. No remeasurement gain or loss has been recognized.

8

UBS AG holds certain global and local liquidity buffers that were determined to be managed on a fair value basis as management utilizes fair value information for reporting and decision-making purposes. Therefore, assets previously classified as available for sale under IAS 39 with a carrying amount of USD 636 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading. An unrealized gain of USD 5 million related to these positions was reclassified from Other comprehensive income to Retained earnings.

Additionally, equity instruments and investment fund units previously classified as available for sale under IAS 39 with a carrying amount of USD 755 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading under the revised IFRS 9 measurement rules. A related unrealized gain in OCI of USD 204 million has been reclassified to Retained earnings.

Additionally, a net tax expense of USD 134 million was transferred from OCI to Retained earnings related to the positions above that were reclassified out of the IAS 39 available-for-sale category.

9

Assets previously designated at FVTPL with a carrying amount of USD 60,070 million as of 31 December 2017 are no longer designated as such under IFRS 9, as it was determined that these assets were either held in a business model that is managed on a fair value basis, did not meet the SPPI criterion, or did meet the SPPI criterion and are held in a hold-to-collect business model.

Of the total, assets with a carrying amount of USD 60,062 million are now mandatorily measured at FVTPL and included within Financial assets at fair value not held for trading. The remaining assets with a carrying amount of USD 9 million have been de-designated and were reclassified to Loans and advances to customers, given a change in business model to hold-to-collect (refer to footnote 5).

10

Certain debt instruments with a carrying amount of USD 6,930 million as of 31 December 2017 were formerly classified as available for sale under IAS 39 and are measured at FVOCI under IFRS 9. These instruments include US government bonds, US government-sponsored mortgage-backed securities, and other forms of debt that are held in a business model whose objective is achieved by both collecting contractual cash flows and selling and that meet the SPPI criterion. These positions are now presented within Financial assets measured at fair value through other comprehensive income.

11

Deferred tax assets of USD 126 million have been recognized in connection with the adoption of IFRS 9. Of the total effect, USD 66 million relates to the recognition of ECL and USD 59 million relates to classification and measurement changes upon adoption of IFRS 9.

12

Upon adoption of the ECL requirements of IFRS 9, a transition effect of USD 357 million was recognized, consisting of USD 148 million of stage 1 allowances, USD 193 million of stage 2 allowances and an incremental increase in stage 3 allowances of USD 16 million. The effect was mainly recognized within Loans and advances to customers (USD 241 million), with effects also recognized in Other financial assets measured at amortized cost (USD 36 million), Loans and advances to banks (USD 3 million), Receivables from securities financing transactions (USD 2 million) and Provisions (USD 76 million).

13

Certain repurchase agreements with a carrying amount of USD 5,212 million as of 31 December 2017 have been designated at FVTPL as they are managed in conjunction with reverse repurchase agreements that are mandatorily measured at FVTPL under IFRS 9. These amounts are included within Other financial liabilities designated at fair value as of 1 January 2018. A remeasurement gain of USD 5 million has been recognized in Retained earnings as of 1 January 2018 related to this reclassification.

USD 7,930 million of forward starting repurchase agreements are newly accounted for as derivatives, prior to settlement, from 1 January 2018 as they are managed on a fair value basis. The fair value of the derivatives as of 1 January 2018 was immaterial.

14

To achieve measurement consistency with reclassified customer and prime brokerage receivables that are measured at FVTPL following adoption of IFRS 9, certain customer deposits with a carrying amount of USD 5,404 million and prime brokerage payables with a carrying amount of USD 30,413 million as of 31 December 2017 have been designated at FVTPL and are presented within Brokerage payables designated at fair value as of 1 January 2018. There was no difference between the amortized cost carrying amount and the fair value as of 1 January 2018 and therefore no remeasurement gain or loss has been recognized.

15

The adoption of IFRS 9 has resulted in a reduction to IFRS consolidated equity as of 1 January 2018 of USD 591 million.

This effect is comprised of classification and measurement changes of USD 360 million on a pre-tax basis and USD 300 million net of tax, as well as effects from the implementation of ECL methodology of USD 357 million on a pre-tax basis and USD 291 million net of tax. In addition, USD 74 million has been reclassified from Other comprehensive income recognized directly in equity, net of tax, to Retained earnings (refer to footnote 8 above), with no overall effect on equity attributable to shareholders.

Reconciliation of allowances and provisions on adoption of IFRS 9 as of 1 January 2018

The table below provides a reconciliation from the IAS 39 allowances / IAS 37 provisions to the IFRS 9 ECL allowances / provisions recognized as of 1 January 2018 upon adoption of IFRS 9.

Reconciliation of allowances and provisions on adoption of IFRS 9
	31.12.17	1.1.18
USD million	Loss allowances and provisions (IAS 39 / IAS 37)	Reversal of allowances (IAS 39)	Recognition of ECL (IFRS 9)[1]	Allowances and provisions for ECL (IFRS 9)

On-balance sheet
Cash and balances at central banks			0	0
Loans and advances to banks	(3)		(3)	(5)
Receivables from securities financing transactions			(2)	(2)
Cash collateral receivables on derivative instruments			0	0
Loans and advances to customers	(675)	27[2]	(241)[3]	(890)
Other financial assets measured at amortized cost	(104)[4]		(36)	(139)
Total on-balance sheet	(781)	27	(282)	(1,037)

Off-balance sheet financial instruments and other credit lines
Guarantees	(30)		(8)	(38)
Loan commitments	(4)		(33)	(37)
Other credit lines			(35)	(35)

Total off-balance sheet financial instruments and other credit lines	(34)		(76)	(110)

Total	(815)	27	(357)	(1,146)
of which: stage 1			(148)	(148)
of which: stage 2			(193)	(193)
of which: stage 3			(16)[5]	(806)
1 Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses. 2 The reversal of USD 27 million of IAS 39 loss allowances relates to instruments reclassified from amortized cost to fair value through profit or loss on transition to IFRS 9. Refer also to footnotes 3 and 4 to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.” 3 Includes the reversal of collective allowances of USD 13 million. 4 Includes USD 84 million related to loans to financial advisors for which an allowance was reported as a direct reduction of the carrying amount as of 31 December 2017. 5 The incremental increase in stage 3 allowances of USD 16 million arises from additional consideration of forward looking scenarios under IFRS 9.

IFRS 9 transition effect on other comprehensive income and retained earnings as of 1 January 2018

The table below presents the transition effects recognized in OCI and retained earnings upon adoption of IFRS 9.

IFRS 9 impact on other comprehensive income and retained earnings
USD million
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) – equity instruments	(204)
Reclassification of financial assets (available for sale to fair value through profit or loss) – debt instruments	(5)
Tax (expense) / benefit	134
Total change in other comprehensive income	(74)

Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(310)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	209
Recognition of ECL for on-balance sheet financial assets	(282)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(61)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(76)
Tax (expense) / benefit	(9)
Total change in retained earnings	(518)
Total change in equity due to the adoption of IFRS 9	(591)